Financial assets at fair value through the income statement - Disclosure of financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Reverse repurchase agreements and other similar secured lending	£ 3,393	£ 1,103
Other financial assets	665	2,067
Financial assets at fair value through profit or loss	191,845	204,236
Financial assets designated at fair value
Disclosure of financial assets [line items]
Loans and advances	1,039	1,367
Debt securities	182	130
Other financial assets	0	0
Financial assets at fair value through profit or loss	1,221	1,497
Financial assets mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	43,143	45,174
Debt securities	2,749	2,415
Equity securities	2,856	5,938
Reverse repurchase agreements and other similar secured lending	141,791	149,131
Other financial assets	85	81
Financial assets at fair value through profit or loss	£ 190,624	£ 202,739